SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

($ millions)	2019	2018

Accounts receivable	(1 099)	219

Inventories	(628)	316

Accounts payable and accrued liabilities	1 317	(503)

Current portion of provisions	(14)	(110)

Income taxes payable (net)	436	511

	12	433

Relating to:

Operating activities	(397)	408

Investing activities	409	25

	12	433

Reconciliation of movements of liabilities to cash flows arising from financing activities:

($ millions)	Short-Term Debt	Current Portion of Long-Term Lease Liabilities	Long-Term Lease Liabilities	Current Portion of Long-Term Debt	Long-Term Debt	Partnership Liability	Dividends Payable

At December 31, 2018	3 231	—	—	229	13 890	477	—

Changes from financing cash flows:

Net repayment of commercial paper	(982)	—	—	—	—	—	—

Gross proceeds from issuance of long-term debt	—	—	—	—	750	—	—

Debt issuance costs	—	—	—	—	(5)	—	—

Repayment of long-term debt	—	—	—	(188)	—	—	—

Realized foreign exchange losses	—	—	—	7	—	—	—

Dividends paid on common shares	—	—	—	—	—	—	(2 614)

Payments of lease liabilities	—	(307)	—	—	—	—	—

Distributions to non-controlling interest	—	—	—	—	—	(7)	—

Non-cash changes:

Dividends declared on common shares	—	—	—	—	—	—	2 614

Unrealized foreign exchange gains	(94)	—	—	(10)	(520)	—	—

Reclassification of debt to lease obligations	—	—	1 260	(38)	(1 222)	—	—

Reclassification of lease obligations	—	617	(617)	—	—	—	—

Deferred financing costs	—	—	—	—	(9)	—	—

Reassessment of partnership liability	—	—	—	—	—	(15)	—

New leases	—	—	1 978	—	—	—	—

At December 31, 2019	2 155	310	2 621	—	12 884	455	—